Employee benefit plans (Amounts Recognized in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Japan
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	¥ (383,485)	¥ (339,814)
Prior service costs	21,538	29,801
Net transition obligation	0	0
Net amount recognized	(361,947)	(310,013)
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	(116,171)	(91,072)
Prior service costs	(5,352)	(1,612)
Net transition obligation	0	0
Net amount recognized	¥ (121,523)	¥ (92,684)